Right-of-use assets and lease liabilities (Details Narrative) - USD ($) $ in Thousands	2 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 21, 2023	Feb. 14, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Long-term receivable of seller's credit				$ 23,558		$ 23,558		$ 23,307
Impairment charges						0	$ 0
Operating Lease, Right-of-Use Asset				47,748		47,748		58,706
Operating lease liability current				21,381		21,381		21,737
Operating lease liability non current				26,367		$ 26,367		36,969
Sublease vessels						five vessels	seven vessels
Sublease Income				19,856	$ 16,944	$ 49,540	$ 19,450
Purchase price				591,627		591,627
Operating Lease, Payments	$ 533
Finance Lease, Liability, Current				0		0		28,033
Finance Lease, Right-of-Use Asset, Amortization						306	$ 0
Finance Lease, Right-of-Use Asset, after Accumulated Amortization				0		0		$ 41,851
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date								January 9, 2020
Sale Leaseback Transaction, Lease Terms								five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities								$ 61,070
Lease incentive receivable								$ 11,800
Long-term receivable of seller's credit				11,334		11,334
Operating Lease, Right-of-Use Asset				$ 13,709		$ 13,709
Operating Lease, Weighted Average Discount Rate, Percent				3.59%		3.59%
Operating Lease, Weighted Average Remaining Lease Term				1 year 6 months 10 days		1 year 6 months 10 days		2 years 7 days
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date								December 21, 2020
Sale Leaseback Transaction, Lease Terms								five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities								$ 24,527
Lease incentive receivable								$ 4,425
Long-term receivable of seller's credit				$ 4,295		$ 4,295
Finance Lease, Liability									$ 5,148
Operating Lease, Right-of-Use Asset				$ 7,071		$ 7,071
Operating Lease, Weighted Average Discount Rate, Percent				2.54%		2.54%
Operating Lease, Weighted Average Remaining Lease Term				2 years 5 months 23 days		2 years 5 months 23 days		2 years 11 months 23 days
Operating lease liability current				$ 1,051		$ 1,051		$ 1,031
Operating lease liability non current				1,638		1,638		2,164
Operating Lease, Liability				2,689		2,689		$ 3,195
Arctic and Antarctic [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date								June 21, 2021
Sale Leaseback Transaction, Lease Terms								five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities								$ 52,304
Lease incentive receivable								$ 8,415
Long-term receivable of seller's credit				7,929		7,929
Operating Lease, Right-of-Use Asset				$ 26,968		$ 26,968
Operating Lease, Weighted Average Discount Rate, Percent				2.98%		2.98%
Operating Lease, Weighted Average Remaining Lease Term				2 years 11 months 26 days		2 years 11 months 26 days		3 years 5 months 26 days
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date								December 21, 2017
Sale Leaseback Transaction, Lease Terms								five-year sale and leaseback agreement for each of the two suezmaxes
Operating Lease, Weighted Average Discount Rate, Percent								3.90%
Operating Lease, Weighted Average Remaining Lease Term								18 days
Purchase price				$ 13,750		$ 13,750
Increased amount of lease liability	60
Finance Lease, Liability, Current	27,500							$ 28,033
Finance Lease, Right-of-Use Asset, Amortization	306
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	$ 41,545							$ 41,851
Eurochampion 2004 and Euronike [Member] | October 2022 Addendum [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Lease Terms								option to extend the charter period for one year and additional two purchase options to repurchase the vessels
Eurochampion 2004 [Member]
Property, Plant and Equipment [Line Items]
Sublease Income			$ 5,809
Property, Plant and Equipment, Additions						6,500
Euronike [Member]
Property, Plant and Equipment [Line Items]
Sublease Income		$ 4,601
Property, Plant and Equipment, Additions						$ 6,500